Schedule of Allocated Assets Acquired and Liabilities Assumed (Details) - Big Cypress Acquisition Corp [Member]	Dec. 31, 2021 USD ($)
Assets Acquired
BCYP trust and cash, net of redemptions	$ 22,535,723
Restricted cash – Forward Share Purchase Agreement	13,098,599
Other assets	102,742
Assets acquired	35,737,064
Liabilities Assumed
Forward share purchase liability	13,098,599
Fair value of redeemable warrants	6,569,062
Other liabilities and accrued expenses	5,170,424
Liabilities assumed	24,838,085
Net Assets Acquired	$ 10,898,979